Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Less: Accumulated Depreciation	$ (2,322,265)	$ (1,848,568)	$ (1,267,899)
Fixed Assets, net	1,682,516	1,945,265	1,169,635
Machinery and Equipment [Member]
Property, Plant and Equipment	3,971,789	3,764,533	2,096,074
Machinery Construction in progress [Member]
Property, Plant and Equipment		0	312,160
Office Equipment [Member]
Property, Plant and Equipment	$ 29,300	$ 29,000	$ 29,300